COMMON STOCK (Details) $ in Thousands				12 Months Ended
	Nov. 14, 2017	Oct. 31, 2017 item	Apr. 15, 2010 shares	Dec. 30, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 26, 2015 USD ($) shares	Oct. 14, 2010 shares	Nov. 14, 2001 shares
Common stock
Stock split ratio	3
Number of additional shares for each share held | item		2
Income tax benefit from share-based compensation | $				$ 1,000	$ 1,100	$ 900
Cash received from option exercises and share issuances under plans | $				700	$ 500	1,100
Tax benefits from non-qualified stock options exercised | $				$ 0		$ 370
Stock Repurchase Program [Abstract]
Shares authorized for repurchase (in shares)							2,000,000	2,500,000
Repurchase of shares (in shares)				445,740	0	40,839
Cumulative total authorized shares available for repurchase (in shares)				2,700,000
Stock split ratio	3
Stock Purchase Plan
Common stock
Discount rate from fair market value on purchase date (in hundredths)				85.00%
Stock Retainer Plan
Common stock
Multiplier of retainer fee (in hundredths)				110.00%
Stock Retainer Plan expense | $				$ 1,700	$ 700	$ 600
LTSIP
Common stock
Shares authorized for LTSIP (in shares)			1,000,000
Unused shares from prior plans (in shares)			1,600,000
Additional shares authorized per year, maximum (in shares)			200,000
Stock Options
Common stock
Unrecognized compensation expense of stock options | $				$ 0	$ 0	$ 0